OTHER RECEIVABLES, NET - Summary of Movement of allowance for credit losses (Details)	12 Months Ended
	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 CNY (¥)	Jun. 30, 2019 CNY (¥)
Other Receivables [Line Items]
Charge to (reversal of) expense			¥ 67,312	¥ 259,766
Third Party [Member]
Other Receivables [Line Items]
Beginning balance	¥ 1,529,036	$ 236,772	1,461,724
Balance acquired from FGS	151,689	23,488
Charge to (reversal of) expense	(187,161)	(28,981)	67,312
Less: write-off	(575,411)	(89,103)
Ending balance	¥ 918,153	$ 142,176	¥ 1,529,036	¥ 1,461,724